Disclosures on the effects of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 2,655,885	$ 2,549,679
Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	475,882	776,812
Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,180,003	1,772,867
Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	68,955	291,128
Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	104,166	110,565
Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	156,101	183,411
Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,528	7,694
Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 203,933	205,790
Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency
Liabilities held in foreign currencies	$ 22,643	17,874
Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	62,617	34,690
Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		16,387
Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	9,096
Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	60,955	126,899
Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,899,513	1,488,723
Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 606	475
Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency
Liabilities held in foreign currencies	$ 25,546	30,203
Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,027	0
Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	32,199	35,840
Up to 90 days [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	434,237	478,587
Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	63,950	40,111
Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	103,468	109,745
Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	203,933	188,677
Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	2,863
Up to 90 days [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3,085	12,486
Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	59,477	124,230
Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	324	475
Later than three months and not later than one year [member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	41,645	298,225
Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,005	251,017
Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	698	820
Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5,528	7,694
Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	17,113
Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	22,643	15,011
Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,011	3,901
Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,478	2,669
Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	282	0
Over 1 year to 2 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	53,587	112,910
Over 1 year to 2 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	23,014
Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	89,896
Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	21,388	0
Over 1 year to 2 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	32,199	0
Over 2 years to 3 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	354,067	42,503
Over 2 years to 3 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	919	0
Over 2 years to 3 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	36,391	167
Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	312,730	42,336
Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 2 years to 3 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,027	0
Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	69,376	313,749
Over 3 years to 4 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	69,376	313,749
Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	248,664	15,201
Over 4 to 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	1,452
Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	248,664	13,749
Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,454,309	1,288,504
Over 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	155,182	183,411
Over 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,226	10,057
Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,268,743	1,028,993
Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,158	30,203
Over 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	35,840
Argentina, Pesos | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		20
Argentina, Pesos | Up to 90 days [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		20
Argentina, Pesos | Later than three months and not later than one year [member] | Provisions for employee benefits, non-current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies		0
United States of America, Dollars | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 47,894	271,276
United States of America, Dollars | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 103,950	$ 110,470
United States of America, Dollars | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 156,101	$ 183,411
United States of America, Dollars | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 4,750	7,694
United States of America, Dollars | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 83,425	44,146
United States of America, Dollars | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 20,981	$ 17,857
United States of America, Dollars | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 62,617	$ 34,690
United States of America, Dollars | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 8,992	16,387
United States of America, Dollars | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 52,392	$ 117,290
United States of America, Dollars | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 1,469,169	$ 1,076,785
United States of America, Dollars | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD
Liabilities held in foreign currencies	$ 282	$ 475
United States of America, Dollars | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 6,135	$ 30,203
United States of America, Dollars | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 4,027	$ 0
United States of America, Dollars | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	USD	USD
Liabilities held in foreign currencies	$ 31,585	$ 34,884
United States of America, Dollars | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	43,218	20,582
United States of America, Dollars | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	103,252	109,650
United States of America, Dollars | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	83,425	44,146
United States of America, Dollars | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	2,863
United States of America, Dollars | Up to 90 days [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,981	12,486
United States of America, Dollars | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	51,995	117,136
United States of America, Dollars | Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	475
United States of America, Dollars | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,676	250,694
United States of America, Dollars | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	698	820
United States of America, Dollars | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,750	7,694
United States of America, Dollars | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	20,981	14,994
United States of America, Dollars | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,011	3,901
United States of America, Dollars | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	397	154
United States of America, Dollars | Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	282	0
United States of America, Dollars | Over 1 year to 2 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 1 year to 2 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	23,014
United States of America, Dollars | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	89,896
United States of America, Dollars | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,977	0
United States of America, Dollars | Over 1 year to 2 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	31,585	0
United States of America, Dollars | Over 2 years to 3 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	919	0
United States of America, Dollars | Over 2 years to 3 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	36,391	167
United States of America, Dollars | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	312,730	42,336
United States of America, Dollars | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 2 years to 3 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,027	0
United States of America, Dollars | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	69,376	313,749
United States of America, Dollars | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	1,452
United States of America, Dollars | Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	248,664	13,749
United States of America, Dollars | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 5 years [member] | Deferred Tax Liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	155,182	183,411
United States of America, Dollars | Over 5 years [member] | Other non-current provisions [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	26,226	10,057
United States of America, Dollars | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	838,399	617,055
United States of America, Dollars | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4,158	30,203
United States of America, Dollars | Over 5 years [member] | Non-current Trade and other payables [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
United States of America, Dollars | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	34,884
Unidad de Fomento (funds code) | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Liabilities held in foreign currencies	$ 21,061	19,841
Unidad de Fomento (funds code) | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF
Liabilities held in foreign currencies	$ 123	$ 0
Unidad de Fomento (funds code) | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLF	CLF
Liabilities held in foreign currencies	$ 430,344	$ 411,938
Unidad de Fomento (funds code) | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	UF
Liabilities held in foreign currencies	$ 15,258
Unidad de Fomento (funds code) | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	20,732	19,518
Unidad de Fomento (funds code) | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	123	0
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	329	323
Unidad de Fomento (funds code) | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	15,258
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Unidad de Fomento (funds code) | Over 3 years to 4 [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Unidad de Fomento (funds code) | Over 4 to 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Unidad de Fomento (funds code) | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Unidad de Fomento (funds code) | Over 5 years [member] | Other non current financial liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	430,344	411,938
Unidad de Fomento (funds code) | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0
Chile, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 0	6
Chile, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 73,857	90,811
Chile, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 61	17
Chile, Pesos | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 3	0
Chile, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 7,056	$ 8,408
Chile, Pesos | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP	CLP
Liabilities held in foreign currencies	$ 610	$ 519
Chile, Pesos | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	6
Chile, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	73,857	73,703
Chile, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	3	0
Chile, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	6,264	5,969
Chile, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	17,108
Chile, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	61	17
Chile, Pesos | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	792	2,439
Chile, Pesos | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	610	0
Chile, Pesos | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Chile, Pesos | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	519
Brazil, Brazil Real | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 0	11
Brazil, Brazil Real | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CLP
Liabilities held in foreign currencies	$ 216	82
Brazil, Brazil Real | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 9	10
Brazil, Brazil Real | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	BRL
Liabilities held in foreign currencies	$ 2	3
Brazil, Brazil Real | Up to 90 days [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	11
Brazil, Brazil Real | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	216	82
Brazil, Brazil Real | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	9	10
Brazil, Brazil Real | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2	3
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Brazil, Brazil Real | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Thailand, Baht | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 30	53
Thailand, Baht | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 0	0
Thailand, Baht | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	THB
Liabilities held in foreign currencies	$ 0	30
Thailand, Baht | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	30	53
Thailand, Baht | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Thailand, Baht | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	30
Thailand, Baht | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Thailand, Baht | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Thailand, Baht | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Euro Member Countries, Euro | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 362	0
Euro Member Countries, Euro | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 40,280	58,543
Euro Member Countries, Euro | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 642	0
Euro Member Countries, Euro | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	EUR
Liabilities held in foreign currencies	$ 1,032	842
Euro Member Countries, Euro | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	40,280	58,538
Euro Member Countries, Euro | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Euro Member Countries, Euro | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	913	842
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	362	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	5
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	642	0
Euro Member Countries, Euro | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 119	0
United Kingdom, Pounds | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	GBP
Liabilities held in foreign currencies	$ 18	17
United Kingdom, Pounds | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	18	17
United Kingdom, Pounds | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
India, Rupees | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	INR
Liabilities held in foreign currencies	$ 1	1
India, Rupees | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1	1
India, Rupees | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Mexico, Pesos | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 416	0
Mexico, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 584	5,122
Mexico, Pesos | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 959	0
Mexico, Pesos | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 43	0
Mexico, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 174	$ 193
Mexico, Pesos | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN
Liabilities held in foreign currencies	$ 2,189
Mexico, Pesos | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	MXN	MXN
Liabilities held in foreign currencies	$ 0	$ 236
Mexico, Pesos | Up to 90 days [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	584	5,122
Mexico, Pesos | Up to 90 days [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	43	0
Mexico, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	121	129
Mexico, Pesos | Later than three months and not later than one year [member] | Lease liabilities, current [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	416	0
Mexico, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Current tax liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	959	0
Mexico, Pesos | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	53	64
Mexico, Pesos | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,189
Mexico, Pesos | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Mexico, Pesos | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Mexico, Pesos | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Mexico, Pesos | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Mexico, Pesos | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Mexico, Pesos | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	236
Peru, Nuevos Soles | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 5	5
Peru, Nuevos Soles | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	PEN
Liabilities held in foreign currencies	$ 70	70
Peru, Nuevos Soles | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	5	5
Peru, Nuevos Soles | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	70	70
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Peru, Nuevos Soles | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Argentina, Pesos | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Liabilities held in foreign currencies	$ 0	7
Argentina, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ARS
Liabilities held in foreign currencies	$ 117
Argentina, Pesos | Up to 90 days [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	7
Argentina, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Argentina, Pesos | Later than three months and not later than one year [member] | Other current provisions [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Argentina, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 117
Japan, Yen | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Liabilities held in foreign currencies	$ 52	$ 33
Japan, Yen | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY
Liabilities held in foreign currencies	$ 1,964
Japan, Yen | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	JPY	JPY
Liabilities held in foreign currencies	$ 4	$ 201
Japan, Yen | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	52	21
Japan, Yen | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	12
Japan, Yen | Over 1 year to 2 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,964
Japan, Yen | Over 1 year to 2 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	4	0
Japan, Yen | Over 2 years to 3 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 2 years to 3 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 3 years to 4 [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 3 years to 4 [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 4 to 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 4 to 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Japan, Yen | Over 5 years [member] | Non-current lease liabilities [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0
Japan, Yen | Over 5 years [member] | Provisions for employee benefits, non-current [Member] | Non-current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	201
China, Yuan Renminbi | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 1,323	0
China, Yuan Renminbi | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	CNY
Liabilities held in foreign currencies	$ 60	0
China, Yuan Renminbi | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,323	0
China, Yuan Renminbi | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	60	0
China, Yuan Renminbi | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
China, Yuan Renminbi | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
United Arab Emirates, Dirhams | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AED
Liabilities held in foreign currencies	$ 0	188
United Arab Emirates, Dirhams | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	188
United Arab Emirates, Dirhams | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Colombia, Pesos | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Liabilities held in foreign currencies	$ 175	192
Colombia, Pesos | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	COP
Liabilities held in foreign currencies	$ 0	0
Colombia, Pesos | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	175	192
Colombia, Pesos | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Colombia, Pesos | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Colombia, Pesos | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
South Africa, Rand | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 1,168	2,260
South Africa, Rand | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	ZAR
Liabilities held in foreign currencies	$ 0	10
South Africa, Rand | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	1,168	2,260
South Africa, Rand | Up to 90 days [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	10
South Africa, Rand | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
South Africa, Rand | Later than three months and not later than one year [member] | Other current non-financial liabilities [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
Australia, Dollars | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Liabilities held in foreign currencies	$ 2,935	4,442
Australia, Dollars | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Liabilities held in foreign currencies	$ 58	0
Australia, Dollars | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Description of functional currency	AUD
Liabilities held in foreign currencies	$ 324	0
Australia, Dollars | Up to 90 days [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	2,935	4,442
Australia, Dollars | Up to 90 days [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	58	0
Australia, Dollars | Up to 90 days [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	324	0
Australia, Dollars | Later than three months and not later than one year [member] | Trade and other payables [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Australia, Dollars | Later than three months and not later than one year [member] | Provisions for employee benefits, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	0	0
Australia, Dollars | Later than three months and not later than one year [member] | Trade payables due to related parties, current [Member] | Current liabilities [Member]
Disclosure of Disclosures on the effects of fluctuations in foreign currency exchange rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0